Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	cik0000088048_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Climate Change Fund

Effective October 1, 2011, the following sections of the prospectus are supplemented as follows:

The following information replaces the existing disclosure contained in the "Main investments" sub–section under the "PRINCIPAL INVESTMENT STRATEGY" heading of the summary section of the fund's prospectus and under the "PRINCIPAL INVESTMENT STRATEGY" heading of the "FUND DETAILS" section of the fund's prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to energy- and resource–efficient solutions ("clean technology–related companies"). Generally, clean technology–related companies are engaged in businesses whose growth is supported by increased environmental regulation, increasing demand for energy- and resource–efficient technologies for companies as well as individuals and increased focus on national energy and resource security. Currently, the fund considers such companies to include (i) companies that derive at least half of their revenues or net income from activities related to clean technology, and (ii) companies that derive as little as 5% of their revenues or net income from such activities, provided that such companies target positive growth from clean technology–related activities; however the fund may change the criteria it uses from time to time without shareholder approval. As part of its evaluation of clean technology–related companies, the fund may consider a company's overall environmental policies and practices, but generally such considerations will not be the only factor in selecting investments for the fund.

The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks, or equity securities of real estate investment trusts ("REITs"). The fund may invest up to 40% of its assets in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: The International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

DWS Climate Change Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000088048_SupplementTextBlock
Effective October 1, 2011, the following sections of the prospectus are supplemented as follows:

The following information replaces the existing disclosure contained in the "Main investments" sub–section under the "PRINCIPAL INVESTMENT STRATEGY" heading of the summary section of the fund's prospectus and under the "PRINCIPAL INVESTMENT STRATEGY" heading of the "FUND DETAILS" section of the fund's prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to energy- and resource–efficient solutions ("clean technology–related companies"). Generally, clean technology–related companies are engaged in businesses whose growth is supported by increased environmental regulation, increasing demand for energy- and resource–efficient technologies for companies as well as individuals and increased focus on national energy and resource security. Currently, the fund considers such companies to include (i) companies that derive at least half of their revenues or net income from activities related to clean technology, and (ii) companies that derive as little as 5% of their revenues or net income from such activities, provided that such companies target positive growth from clean technology–related activities; however the fund may change the criteria it uses from time to time without shareholder approval. As part of its evaluation of clean technology–related companies, the fund may consider a company's overall environmental policies and practices, but generally such considerations will not be the only factor in selecting investments for the fund.

The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks, or equity securities of real estate investment trusts ("REITs"). The fund may invest up to 40% of its assets in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: The International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.